Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
July 22, 2016
EDGAR FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re: Forum Funds (the "Trust" or "Registrant")
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated June 30, 2016  to the Prospectus dated  August 1, 2015, for the Adalta International Fund (formerly known as the Beck, Mack & Oliver International Fund) a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on June 30, 2016  (Accession Number: 0001435109-16-001777).
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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